RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ 473
Less: current portion	117
Long-term portion	356
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	724
Less: current portion	276
Long-term portion	448
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(251)	$ (261)
Less: current portion	(159)	(164)
Long-term portion	(92)	(97)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	54
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	108
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(54)	(198)
IFRS 9 PPAs | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	4
IFRS 9 PPAs | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	167
IFRS 9 PPAs | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(163)	(188)
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	218
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	13
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	205	247
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	119
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	(119)	(61)
Investments in debt and equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	197
Investments in debt and equity securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Investments in debt and equity securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	197	292
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	317
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (317)	$ (353)